Small Cap Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

Common Stocks (96.4%)	Shares/ Par +	Value $ (000’s)
Communication Services (1.5%)
Bumble, Inc. *	115,601	2,484
Cardlytics, Inc. *	104,368	981
Ziff Davis, Inc. *	77,308	5,294
Total		8,759

Consumer Discretionary (10.4%)
Churchill Downs, Inc.	22,548	4,152
Crocs, Inc. *	94,618	6,497
Deckers Outdoor Corp. *	17,358	5,426
Fox Factory Holding Corp. *	71,046	5,618
Ollie’s Bargain Outlet Holdings, Inc. *	67,181	3,467
Patrick Industries, Inc.	81,646	3,579
Penn National Gaming, Inc. *	97,071	2,670
Texas Roadhouse, Inc.	106,030	9,252
Thor Industries, Inc.	50,731	3,550
TopBuild Corp. *	17,022	2,805
Wingstop, Inc.	72,953	9,150
YETI Holdings, Inc. *	119,555	3,410
Total		59,576

Consumer Staples (5.2%)
The Beauty Health Co. *	258,049	3,042
The Boston Beer Co., Inc. - Class A *	8,093	2,619
Celsius Holdings, Inc.*	43,927	3,983
Freshpet, Inc. *	63,517	3,182
Lancaster Colony Corp.	33,657	5,058
Performance Food Group Co. *	99,434	4,271
The Simply Good Foods Co. *	107,580	3,441
Sovos Brands, Inc. *	298,982	4,258
Total		29,854

Energy (5.6%)
Helmerich & Payne, Inc.	118,785	4,392
Magnolia Oil & Gas Corp.	279,166	5,530
Oasis Petroleum, Inc.	47,547	6,503
Ovintiv, Inc.	114,043	5,246
PDC Energy, Inc.	83,671	4,835
SM Energy Co.	139,993	5,265
Total		31,771

Financials (4.4%)
James River Group Holdings, Ltd.	102,355	2,335
MGIC Investment Corp.	378,961	4,858
OneMain Holdings, Inc.	118,280	3,492
Stifel Financial Corp.	82,779	4,297

Common Stocks (96.4%)	Shares/ Par +	Value $ (000’s)
Financials continued
Synovus Financial Corp.	108,147	4,057
Triumph Bancorp, Inc. *	65,325	3,550
Western Alliance Bancorp	43,661	2,870
Total		25,459

Health Care (23.0%)
Aclaris Therapeutics, Inc. *	166,986	2,628
Amedisys, Inc. *	20,088	1,944
Apellis Pharmaceuticals, Inc. *	81,162	5,543
AtriCure, Inc. *	58,349	2,281
Blueprint Medicines Corp. *	63,278	4,169
Celldex Therapeutics, Inc. *	82,059	2,307
Covetrus, Inc. *	168,340	3,515
Crinetics Pharmaceuticals, Inc. *	108,491	2,131
Cytokinetics, Inc. *	82,272	3,986
Glaukos Corp. *	75,074	3,997
Globus Medical, Inc. - Class A *	96,950	5,775
Haemonetics Corp. *	93,346	6,910
Halozyme Therapeutics, Inc. *	31,952	1,263
Harmony Biosciences Holdings, Inc. *	55,550	2,460
Health Catalyst, Inc. *	112,160	1,088
ImmunoGen, Inc. *	458,205	2,190
Inari Medical, Inc. *	53,748	3,904
Inhibrx, Inc. *	84,960	1,525
Integra LifeSciences Holdings Corp. *	102,736	4,352
Intra-Cellular Therapies, Inc. *	84,163	3,916
Karuna Therapeutics, Inc. *	22,096	4,970
Kymera Therapeutics, Inc. *	79,446	1,730
LHC Group, Inc. *	13,231	2,165
Mirati Therapeutics, Inc. *	27,584	1,927
ModivCare, Inc. *	19,934	1,987
Morphic Holding, Inc. *	95,013	2,689
Myovant Sciences, Ltd. *	110,695	1,988
Nanostring Technologies, Inc. *	102,500	1,309
Neurocrine Biosciences, Inc. *	19,491	2,070

Common Stocks (96.4%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Nevro Corp. *	40,809	1,902
Omnicell, Inc. *	60,234	5,242
Owens & Minor, Inc.	172,883	4,167
Pacira Biosciences, Inc. *	65,161	3,466
PTC Therapeutics, Inc. *	73,017	3,665
R1 RCM, Inc. *	431,705	8,000
Revolution Medicines, Inc. *	114,131	2,251
Sage Therapeutics, Inc. *	53,056	2,078
Stoke Therapeutics, Inc. *	105,212	1,351
Syndax Pharmaceuticals, Inc. *	109,810	2,639
Tandem Diabetes Care, Inc. *	42,452	2,031
United Therapeutics Corp. *	10,357	2,169
Vaxcyte, Inc. *	99,691	2,393
Veracyte, Inc. *	82,701	1,373
Zentalis Pharmaceuticals, Inc. *	80,659	1,747
Total		131,193

Industrials (19.6%)
Altra Industrial Motion Corp.	81,572	2,742
Ameresco, Inc. *	60,311	4,010
Applied Industrial Technologies, Inc.	91,081	9,361
Armstrong World Industries, Inc.	54,779	4,340
ASGN, Inc. *	78,856	7,126
Boise Cascade Co.	36,765	2,186
CACI International, Inc. - Class A *	26,759	6,986
Casella Waste Systems, Inc. - Class A *	60,347	4,610
Chart Industries, Inc. *	46,182	8,514
Clean Harbors, Inc. *	25,562	2,811
Curtiss-Wright Corp.	37,301	5,191
Exponent, Inc.	42,268	3,706
Herc Holdings, Inc.	23,397	2,431
Insperity, Inc.	62,557	6,386
ITT, Inc.	65,502	4,280
John Bean Technologies Corp.	62,924	5,412
KBR, Inc.	78,560	3,395
SPX Technologies, Inc. *	98,849	5,458

Small Cap Growth Stock Portfolio

Common Stocks (96.4%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Stem, Inc. *	129,195	1,723
Tetra Tech, Inc.	30,197	3,881
WillScot Mobile Mini Holdings Corp. *	248,629	10,027
Zurn Water Solutions Corp.	294,882	7,225
Total		111,801

Information Technology (20.2%)
Alarm.com Holdings, Inc. *	70,913	4,599
Axcelis Technologies, Inc. *	74,391	4,505
Blackbaud, Inc. *	68,976	3,039
Ceridian HCM Holding, Inc. *	47,897	2,677
Cirrus Logic, Inc. *	63,986	4,402
Concentrix Corp.	43,232	4,826
Consensus Cloud Solutions, Inc. *	37,071	1,753
DigitalOcean Holdings, Inc. *	75,073	2,715
ExlService Holdings, Inc. *	33,958	5,004
Fabrinet *	63,276	6,040
Five9, Inc. *	44,298	3,321
Insight Enterprises, Inc. *	53,654	4,422
Lattice Semiconductor Corp. *	75,272	3,704
LiveRamp Holdings, Inc. *	36,660	666
Lumentum Holdings, Inc. *	62,349	4,275
Manhattan Associates, Inc. *	52,407	6,972
MKS Instruments, Inc.	32,376	2,676
Olo, Inc. *	148,443	1,173
Perficient, Inc. *	78,250	5,088
Power Integrations, Inc.	78,526	5,051
Rapid7, Inc. *	76,514	3,282
Repay Holdings Corp. *	253,718	1,791
Shift4 Payments, Inc. *	105,962	4,727
Silicon Laboratories, Inc. *	37,665	4,649
Sprout Social, Inc. *	72,554	4,403
Synaptics, Inc. *	44,871	4,443
Varonis Systems, Inc. *	132,377	3,511
Verra Mobility Corp. *	494,322	7,598
Workiva, Inc. *	50,027	3,892
Total		115,204

Materials (3.5%)
Axalta Coating
Systems, Ltd. *	244,211	5,143
Cabot Corp.	72,523	4,634
Ingevity Corp. *	38,666	2,344
Livent Corp. *	213,984	6,559

Common Stocks (96.4%)	Shares/ Par +	Value $ (000’s)
Materials continued
Louisiana-Pacific Corp.	25,650	1,313
Total		19,993

Real Estate (3.0%)
Agree Realty Corp.	33,096	2,237
Essential Properties Realty Trust, Inc.	185,720	3,612
Independence Realty Trust, Inc.	239,230	4,002
Phillips Edison & Co., Inc.	108,447	3,042
Ryman Hospitality Properties, Inc.	55,428	4,079
Total		16,972

Total Common Stocks (Cost: $558,611)		550,582

Investment Companies (1.9%)
Investment Companies (1.9%)
iShares Russell 2000 Growth ETF	52,741	10,896
Total		10,896

Total Investment Companies (Cost: $11,929)		10,896

Short-Term Investments (1.5%)
Money Market Funds (1.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.940% #	8,759,931	8,760
Total		8,760

Total Short-Term Investments (Cost: $8,760)		8,760

Total Investments (99.8%) (Cost: $579,300)@		570,238

Other Assets, Less Liabilities (0.2%)		897

Net Assets (100.0%)		571,135

Small Cap Growth Stock Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2022.
@

At September 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $579,300 and the net unrealized depreciation of investments based on that cost was $9,062 which is comprised of $72,471 aggregate gross unrealized appreciation and $81,533 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2022.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$550,582	$—	$—
Investment Companies	10,896	—	—
Short-Term Investments	8,760	—	—

Total Assets:	$570,238	$—	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand